14. Debt (Details-Subordinated notes) (USD $)	12 Months Ended
Dec. 31, 2014
Principal Amount	$ 17,653,128
Weighted Average Interest Rate	13.82%
Weighted average term	36 months 15 days
2 years initial term
Principal Amount	2,805,332
Weighted Average Interest Rate	13.19%
Weighted average term	2 years
3 months initial term
Principal Amount	486,472
Weighted Average Interest Rate	11.06%
Weighted average term	3 months
6 months initial term
Principal Amount	230,450
Weighted Average Interest Rate	8.27%
Weighted average term	6 months
1 year initial term
Principal Amount	5,255,047
Weighted Average Interest Rate	12.40%
Weighted average term	1 year
10 years initial term
Principal Amount	1,076,990
Weighted Average Interest Rate	14.56%
Weighted average term	10 years
3 years initial term
Principal Amount	3,196,847
Weighted Average Interest Rate	14.45%
Weighted average term	3 years
4 years initial term
Principal Amount	802,385
Weighted Average Interest Rate	14.81%
Weighted average term	4 years
5 years initial term
Principal Amount	$ 3,799,605
Weighted Average Interest Rate	15.97%
Weighted average term	5 years